Commitments and Contingencies - Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies
Rental expense relating to operating leases	$ 10,529	$ 8,826	$ 7,202
Future minimum payments under non cancellable operating leases
2017	9,262
2018	7,227
2019	4,038
2020	2,907
2021	2,034
2022 - 2029	8,257
Total minimum lease payments	$ 33,725